Ordinary Shares (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 10, 2025	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2023	May 13, 2025	Apr. 29, 2025	Dec. 31, 2024
Ordinary Shares [Line Items]
Fair value amount (in Dollars)	$ 513,080,828
Total fair value (in Dollars)						$ 1,442,999
Public warrants amount (in Dollars)		$ 9,252,946
Incentive warrants value (in Dollars)		204,539,450
Proceeds transfer amount (in Dollars)			$ 36,268,820
Deferred offering cost (in Dollars)		$ 11,406,759	11,406,759
Net proceeds amount (in Dollars)			430,066
Trust account (in Dollars)			366,702
Cash received from closing the business combination (in Dollars)			63,364
Other expense (in Dollars)			$ 10,976,693
Treasury shares, shares issued		527,147	527,147				4,224,356
Reserved for future vesting		527,147	527,147				4,224,356
Public Warrants [Member]
Ordinary Shares [Line Items]
Shares of public warrants	10,479,990
Vested RSAs [Member]
Ordinary Shares [Line Items]
Treasury shares, shares issued		10,939,165	10,939,165
Employee Options [Member]
Ordinary Shares [Line Items]
Treasury shares, shares outstanding							7,241,956
Class A ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares. par value (in Dollars per share)		$ 0.00001	$ 0.00001				$ 0.00001
Ordinary shares, shares authorized		4,000,000,000	4,000,000,000				4,000,000,000
Ordinary shares, shares issued	42,685,593	401,599,619	401,599,619		1,777,844	100,000	143,531,581
Ordinary shares, shares outstanding		401,072,472	401,072,472				139,307,224
Conversion of shares	269,381,830
Ordinary shares, voting rights			one
Treasury shares, shares issued			11,466,312	11,466,312
Class A ordinary Shares [Member] | Public Warrants [Member]
Ordinary Shares [Line Items]
Shares of public warrants	6,792,000		804,604
Public warrants amount (in Dollars)			$ 9,252,946
Class A ordinary Shares [Member] | Incentive Warrants [Member]
Ordinary Shares [Line Items]
Incentive warrants shares			20,453,945
Incentive warrants value (in Dollars)			$ 204,539,450
Class A ordinary Shares [Member] | SKGR Shareholders [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued	5,852,239
Class B Ordinary Shares [Members]
Ordinary Shares [Line Items]
Ordinary shares. par value (in Dollars per share)		$ 0.00001	$ 0.00001				$ 0.00001
Ordinary shares, shares authorized		1,000,000,000	1,000,000,000				1,000,000,000
Ordinary shares, shares issued	82,988,016	82,988,016	82,988,016
Ordinary shares, shares outstanding		82,988,016	82,988,016
Ordinary shares, voting rights			20
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares. par value (in Dollars per share)		$ 0.00001	$ 0.00001
Ordinary Shares [Member] | Class A ordinary Shares [Member]
Ordinary Shares [Line Items]
Conversion of shares		269,381,830
Shares of public warrants		804,604
Public warrants amount (in Dollars)		$ 8
Incentive warrants shares		20,453,945
Incentive warrants value (in Dollars)		$ 205
Ordinary Shares [Member] | Class B Ordinary Shares [Members]
Ordinary Shares [Line Items]
Public warrants amount (in Dollars)
Incentive warrants value (in Dollars)